Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								6 Months Ended
		May 09, 2025 USD ($) $ / shares shares	May 06, 2025 shares	Mar. 24, 2025 CNY (¥)	Feb. 06, 2025 shares	Jan. 24, 2025 USD ($) $ / shares shares	Dec. 28, 2023 CNY (¥)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Sep. 30, 2025 $ / shares shares	Nov. 08, 2024 shares	Jun. 06, 2024 USD ($) $ / shares shares
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $		$ 500,000,000				$ 48,000,000
Common stock, shares authorized		5,000,000,000,000,000				4,800,000,000
Preferred stock, share issued		50,000,000,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0000001				$ 0.01
Designated preferred shares						5,000,000
Issued ordinary shares			1
Percentage of annual rate							3.00%
Repaid notes payable										¥ 60,231
Topone [Member]
Organization and Principal Activities [Line Items]
Issued and outstanding equity percentage				100.00%
ADS [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0099999
Sub divided unissued shares		100,000
Acquisition of Topone Consultants Limited [Member]
Organization and Principal Activities [Line Items]
Total consideration | ¥				¥ 1,107
Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Total consideration | ¥							¥ 180,000
Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares							100.00%
New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued						4,374,500,000,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01
Authorized share capital (in Dollars) | $						$ 50,000,000,000,000
Common stock, shares authorized						5,000,000,000,000,000
Designated preferred shares						500,000,000,000
Unissued ordinary shares						4,374,495,805,000,000
Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Share Subdivision [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.0000001
Share Subdivision [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		0.0000001
Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.01
Authorized share capital (in Dollars) | $		$ 50,000,000,000,000
Common stock, shares authorized		500,000,000,000,000,000,000
Share issued par value (in Dollars per share) | $ / shares		$ 0.01
Shares authorized		500,000,000,000,000,000,000
Capital Reduction [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Authorised and Unissued Share Capital								49,999,500,000,000	49,999,500,000,000
Capital Reduction [Member] | XChange TEC.INC [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Burgeon Capital, Inc. [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Accrued interest (in Dollars) | $													$ 27,342
Burgeon Capital, Inc. [Member] | Promissory Note [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Issued notes | ¥							¥ 27,000
MMTEC, Inc [Member]
Organization and Principal Activities [Line Items]
Repaid notes payable | ¥										60,231
MMTEC, Inc [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Repaid notes payable | ¥										¥ 6,211
MMTEC, Inc [Member] | Promissory Note [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Issued notes | ¥							¥ 153,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued								111,851,094,785			111,851,094,785
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01		$ 0.0000001			$ 0.0000001
Common stock, shares authorized								4,374,500,000,000,000			4,374,500,000,000,000
Number of share ratio			2,400									12,000,000
Designated common stock						4,195,000,000
Class A Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares			120
Number of cancellation ordinary shares								437,445,625,500,000,000,000	437,445,625,500,000,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01
Issued ordinary shares		437,450,000,000,000,000,000
Shares authorized	[1]									1,668,000,000
Class A Ordinary Shares [Member] | New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01
Class A Ordinary Shares [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001						$ 0.0000001
Class A Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		4,374,500,000,000,000
Class A Ordinary Shares [Member] | Burgeon Capital, Inc. [Member] | Acquisition of Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued													58,590,000
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0000001
Class A Ordinary Shares [Member] | Ads [Member]
Organization and Principal Activities [Line Items]
Number of share ratio					12,000,000							600,000
Issued ordinary shares			1		1
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued								11,863,927,890			11,863,927,890
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0000001			$ 0.0000001
Common stock, shares authorized								625,000,000,000,000			625,000,000,000,000
Preferred stock, share issued		50,000,000,000,000,000
Designated common stock						600,000,000
Class B Ordinary Shares [Member] | ADS [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		62,500,000,000,000,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01
Issued ordinary shares		625,000,000,000,000
Class B Ordinary Shares [Member] | New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued						625,000,000,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.01
Unissued ordinary shares						624,999,400,000,000
Class B Ordinary Shares [Member] | Share Subdivision [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0000001
Issued ordinary shares		62,500,000,000,000,000,000
Class B Ordinary Shares [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Issued ordinary shares		62,499,375,000,000,000,000
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.01
Preferred Stock [Member] | New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Unissued ordinary shares						499,995,000,000
Preferred Stock [Member] | Capital Reduction [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued		49,999,500,000,000,000

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025.